Revenue Recognition and Related Party Revenue (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Fees Earned By and Expenses Reimbursable to Us from Managed Funds
Summarized below is all fee and management revenue for the Investment Management segment. The revenue includes the fees and reimbursements earned by us from the Managed Funds for the three months ended March 31, 2018, and other revenues that are not in the scope of ASC 606, Revenue from Contracts with Customers, but are included in this table for the purpose of disclosing all related party revenues, (in thousands):

	REIT II	Other parties	Total
Advisory revenue:
Acquisition fees	$155	$256	$411
Asset management fees	3,065	281	3,346
Other advisory fees and reimbursements	75	28	103
Total advisory revenue	3,295	565	3,860

Property Management and Services revenue:
Property management fees	2,079	352	2,431
Leasing commissions	1,172	251	1,423
Construction management fees	75	22	97
Other property management fees and reimbursements	234	143	377
Total property management and services revenue	3,560	768	4,328

Other revenue:
Insurance premiums(1)	80	444	524
Non-operating property revenue	—	133	133

Total fees and management income	$6,935	$1,910	$8,845

(1)	Insurance premium income from other parties was from third parties not affiliated with us.

Fee Structure, Advisory Agreements
The following table summarizes the fee structure for our advisory agreements:

Fee Type	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Acquisition Fee	Point in time (upon close of transaction)	In cash upon close of transaction	Revenue is recognized based on a percentage of the contract purchase price, including acquisition expenses and any debt.
Disposition Fee	Point in time (upon close of transaction)	In cash upon completion	Revenue is recognized based on a percentage of the contract sales price.
Asset Management Fee and Subordinated Participation	Over time	Monthly, in cash and/or ownership units
Because each increment of service is distinct and substantially the same, revenue is recognized at the end of each reporting period based on a percentage of the cost of assets under management or the applicable NAV.

Fee Structure, Management Agreements
All property management agreements have terms as follows:

Fee	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Property Management	Over time	In cash, monthly	Revenue is recognized based on a percentage of monthly cash receipts at each property.
Leasing Commissions	Point in time	In cash upon completion	Revenue is recognized based on a percentage of the contractual payments to be received per the terms of the lease and occurs when the lease is executed.
Construction Management	Point in time	In cash upon completion
Revenue is recognized based on a percentage of the cost of the construction project. Revenue recognition occurs upon completion of the contract (in the case of a normal capital improvement) or upon the tenant taking possession (in the case of a tenant improvement).

The Management Agreements have terms as follows:

Fee	Rate	Payable	Description
Property Management	4.0%	In cash, monthly	Rate is applied to monthly cash receipts at a given property.
Leasing Commissions	various	In cash upon completion	An amount equal to the leasing fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Construction Management	various	In cash upon completion	An amount equal to the fees charged by unaffiliated persons rendering comparable services in the same geographic location.

Receivables, Related Party
Summarized below is the detail of our outstanding receivable balance from related parties as of March 31, 2018 and December 31, 2017, respectively (in thousands):

	March 31, 2018		December 31, 2017
	REIT II	Other Parties	REIT II	Other Parties
Contract receivables:
Advisory	$299	$97	$256	$51
Property management and services	1,214	386	1,264	128
Total contract receivables	1,513	483	1,520	179
Other	36	4,903	72	4,331
Total	$1,549	$5,386	$1,592	$4,510